SCHEDULE OF ACCOUNTS AND OTHER PAYABLES AND OTHER LIABILITIES (Details) - USD ($)	May 31, 2024		Nov. 30, 2023		Nov. 30, 2022
Payables and Accruals [Abstract]
Vendor payables	$ 17,068,900		$ 27,484,442		$ 26,781,451
Accrued expenses	1,384,188		511,170		363,947
Total accounts and other payables	18,453,088		27,995,612		27,145,398
Deferred revenue	281,175		61,235		88,276
Accrued eviction costs payable to tenants	67,235		68,162		205,435
Rental deposits received from tenants	217,648		193,314		154,679
Losses in excess of the carrying amount of equity method investments	2,281,495		2,969,548		3,208,939
Deferred income tax liabilities	2,373,431		1,829,764		1,738,206
Others	529,259	[1]	568,600	[2]	439,994	[2]
Total other liabilities	$ 5,750,243		$ 5,690,623		$ 5,835,529

[1]	Others primarily consist of accrued consumption tax, tax and social insurance expenses withheld for employees and other miscellaneous liabilities.
[2]	Others primarily consist of accrued consumption tax, tax and social insurance expenses withheld for employees and other miscellaneous liabilities.